Investment Objectives and Goals	May 04, 2026
Simplify Bitcoin Strategy PLUS Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SIMPLIFY BITCOIN STRATEGY PLUS INCOME ETF